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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08220

ING Variable Products Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2010

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Portfolio
ING MidCap Opportunities Portfolio
ING SmallCap Opportunities Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.4%
		Australia: 2.5%
195,800		Australia & New Zealand Banking Group Ltd.	$4,484,100
874,300		OneSteel Ltd.	2,482,502
			6,966,602
		Brazil: 2.6%
384,300		Banco do Brasil S.A.	7,243,101
			7,243,101
		Canada: 8.1%
155,200		Barrick Gold Corp.	7,184,208
136,920	L	Loblaw Cos. Ltd.	5,425,433
148,600	L	Suncor Energy, Inc.	4,836,930
68,100	L	Toronto Dominion Bank	4,927,636
			22,374,207
		China: 7.1%
7,925,000		China Railway Group Ltd.	6,194,303
3,858,000		Dongfeng Motor Group Co., Ltd.	7,850,676
934,800	L	Guangzhou R&F Properties Co., Ltd.	1,306,533
2,615,500		Shimao Property Holdings Ltd.	4,331,306
			19,682,818
		Denmark: 1.7%
46,000		Carlsberg A/S	4,786,169
			4,786,169
		Finland: 2.2%
234,600		Fortum OYJ	6,144,432
			6,144,432
		France: 11.4%
102,900		Accor S.A.	3,761,938
52,600		BNP Paribas	3,754,137
92,409		Carrefour S.A.	4,981,278
89,500	L	Compagnie Generale des Etablissements Michelin	6,824,872
72,576		Sanofi-Aventis	4,831,087
143,080		Total S.A.	7,393,076
			31,546,388
		Germany: 5.8%
68,300		Allianz AG	7,716,359
77,863		Siemens AG	8,213,619
			15,929,978
		Hong Kong: 6.3%
4,540,500	L	Chaoda Modern Agriculture	3,778,528
1,042,000		HongKong Electric Holdings	6,331,611
2,610,413		Sino Land Co.	5,386,693
527,500		Yue Yuen Industrial Holdings	1,947,534
			17,444,366
		Israel: 2.5%
132,900		Teva Pharmaceutical Industries Ltd. ADR	7,010,474
			7,010,474
		Italy: 0.7%
776,000		UniCredito Italiano S.p.A.	1,987,268
			1,987,268
		Japan: 14.6%
122,692		Canon, Inc. ADR	5,732,170
796,000		Fujitsu Ltd.	5,600,478
1,337	L	Inpex Holdings, Inc.	6,289,380
223,900		Mitsubishi Corp.	5,319,666
237,500		Omron Corp.	5,429,898
147,600		Takeda Pharmaceutical Co., Ltd.	6,785,586
197,900	L	Tokio Marine Holdings, Inc.	5,337,873
			40,495,051
		Luxembourg: 2.0%
167,000		ArcelorMittal	5,509,437
			5,509,437
		Malaysia: 3.8%
1,390,500		Malayan Banking BHD	3,963,168
2,281,800		Tenaga Nasional BHD	6,520,003
			10,483,171
		Netherlands: 5.7%
242,000	@	European Aeronautic Defence and Space Co. NV	6,039,012
327,200		Royal Dutch Shell PLC - Class A	9,860,070
			15,899,082
		Russia: 1.3%
142,194		Mechel OAO ADR	3,540,631
			3,540,631
		Singapore: 1.5%
308,000		United Overseas Bank Ltd.	4,283,531
			4,283,531
		South Africa: 2.5%
431,851		Standard Bank Group Ltd.	6,854,861
			6,854,861

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Switzerland: 5.0%
255,604	@	UBS AG - Reg		$4,351,846
323,300		Xstrata PLC		6,192,891
14,520		Zurich Financial Services AG		3,403,924
				13,948,661
		United Kingdom: 9.1%
721,000		Barclays PLC		3,388,898
213,700		GlaxoSmithKline PLC		4,215,195
641,900		HSBC Holdings PLC		6,493,416
169,459		Kazakhmys PLC		3,865,816
2,949,443		Vodafone Group PLC		7,277,305
				25,240,630
		Total Common Stock (Cost $255,609,572)		267,370,858
PREFERRED STOCK: 2.0%
		Germany: 2.0%
46,058		Volkswagen AG		5,556,095
		Total Preferred Stock
		(Cost $4,020,239)		5,556,095
RIGHTS: 0.1%
		France: 0.1%
89,500	L	Compagnie Generale des Etablissements Michelin		249,879
		Total Rights
		(Cost $-)		249,879
		Total Long-Term Investments
		(Cost $259,629,811)		273,176,832
SHORT-TERM INVESTMENTS: 10.3%
		Affiliated Mutual Fund: 2.0%
5,550,000		ING Institutional Prime Money Market Fund - Class I		5,550,000
		Total Mutual Fund
		(Cost $5,550,000)		5,550,000
		Securities Lending Collateral(cc): 8.3%
22,694,819		BNY Mellon Overnight Government Fund (1)		22,694,819
344,567	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		275,654
		Total Securities Lending Collateral
		(Cost $23,039,386)		22,970,473
		Total Short-Term Investments
		(Cost $28,589,386)		28,520,473
		Total Investments in Securities
		(Cost $288,219,197)*	108.8%	$301,697,305
		Other Assets and Liabilities - Net	(8.8)	(24,417,093)
		Net Assets	100.0%	$277,280,212

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $289,653,027.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,998,556
		Gross Unrealized Depreciation		(9,954,278)
		Net Unrealized Appreciation		$12,044,278

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	9.5%
Consumer Staples	6.8
Energy	10.2
Financials	28.6
Health Care	8.2
Industrials	9.3
Information Technology	6.0
Materials	10.4
Telecommunication Services	2.6
Utilities	6.9
Short-Term Investments	10.3
Other Assets and Liabilities - Net	(8.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$267,370,858	$—	$—	$267,370,858
Preferred Stock	5,556,095	—	—	5,556,095
Rights	249,879	—	—	249,879
Short-Term Investments	28,244,819	—	275,654	28,520,473
Total Investments, at value	$301,421,651	$—	$275,654	$301,697,305

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654
Total Investments, at value	$275,654	$—	$—	$—	$—	$—	$—	$—	$275,654

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Consumer Discretionary: 20.9%
323,550	@	Bed Bath & Beyond, Inc.	$14,045,306
528,546		CBS Corp. - Class B	8,382,740
153,276		Coach, Inc.	6,584,737
338,840		Cooper Tire & Rubber Co.	6,651,429
304,854	@, L	Gildan Activewear, Inc.	8,563,349
215,220	@	Gymboree Corp.	8,940,239
298,940		Harley-Davidson, Inc.	8,501,854
142,580	@	Liberty Media Corp. - Starz	9,250,590
436,300	@	LKQ Corp.	9,075,040
77,160	@	Panera Bread Co.	6,837,148
37,450	@	Priceline.com, Inc.	13,045,333
312,880		Regal Entertainment Group	4,104,986
196,450		Ross Stores, Inc.	10,730,099
279,670	@	Urban Outfitters, Inc.	8,792,825
241,153	@	WMS Industries, Inc.	9,180,695
467,957		Wyndham Worldwide Corp.	12,854,779
			145,541,149
		Consumer Staples: 5.5%
302,380		Alberto-Culver Co.	11,384,607
440,270		Coca-Cola Enterprises, Inc.	13,648,366
260,210		ConAgra Foods, Inc.	5,709,007
127,450		Herbalife Ltd.	7,691,608
			38,433,588
		Energy: 5.4%
181,260	@	Alpha Natural Resources, Inc.	7,458,849
347,800		Arch Coal, Inc.	9,289,738
225,490	@, L	McMoRan Exploration Co.	3,880,683
203,220		National Oilwell Varco, Inc.	9,037,193
81,410	@	Whiting Petroleum Corp.	7,775,469
			37,441,932
		Financials: 6.8%
157,230		Ameriprise Financial, Inc.	7,441,696
514,840	@	Blackstone Group LP	6,533,320
209,640		Comerica, Inc.	7,788,126
357,937	@	Invesco Ltd.	7,599,003
294,560		Lazard Ltd.	10,333,165
353,670		UnumProvident Corp.	7,833,791
			47,529,101
		Health Care: 12.4%
366,410		AmerisourceBergen Corp.	11,234,131
91,490	@	Emergency Medical Services Corp.	4,871,843
496,100	@	Healthsouth Corp.	9,525,120
153,790		Hill-Rom Holdings, Inc.	5,519,523
222,970	@	Hospira, Inc.	12,711,520
64,190	@	Laboratory Corp. of America Holdings	5,034,422
278,087	L	Valeant Pharmaceuticals International, Inc.	6,966,079
90,710	@	Varian Medical Systems, Inc.	5,487,955
141,240	@	Waters Corp.	9,996,967
209,496	@	Watson Pharmaceuticals, Inc.	8,863,776
115,190	@	Zimmer Holdings, Inc.	6,027,893
			86,239,229
		Industrials: 16.3%
207,690		Acuity Brands, Inc.	9,188,206
475,560	@, L	Avis Budget Group, Inc.	5,540,274
155,830		Brady Corp.	4,545,561
218,700		Donaldson Co., Inc.	10,307,331
86,000		Dover Corp.	4,490,060
134,857		Gardner Denver, Inc.	7,239,124
168,470		Ingersoll-Rand PLC	6,016,064
64,060		Joy Global, Inc.	4,504,699
169,562		Roper Industries, Inc.	11,052,051
148,030	@	Stericycle, Inc.	10,285,124
137,260	@	TransDigm Group, Inc.	8,516,983
95,130		Trinity Industries, Inc.	2,118,545
250,200	@	Verisk Analytics, Inc.	7,008,102
184,260	@	WABCO Holdings, Inc.	7,727,864
186,680	@	Waste Connections, Inc.	7,403,729
222,144		Woodward Governor Co.	7,201,908
			113,145,625
		Information Technology: 23.2%
351,150	@	Agilent Technologies, Inc.	11,717,876
206,280		Amphenol Corp.	10,103,594
185,330	@	Ansys, Inc.	7,830,193
299,120	@	BMC Software, Inc.	12,108,378
180,790		Broadcom Corp.	6,398,158
261,380	@	Check Point Software Technologies	9,652,763

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
		Information Technology (continued)
135,605	@	Cognizant Technology Solutions Corp.		$8,742,454
329,370	@	Gartner, Inc.		9,696,653
346,840	@	Intuit, Inc.		15,195,060
236,930		KLA-Tencor Corp.		8,347,044
125,100	@	Lam Research Corp.		5,235,435
612,900	@	Marvell Technology Group Ltd.		10,731,879
227,380	@	Micros Systems, Inc.		9,624,995
150,072		National Instruments Corp.		4,901,352
633,920		National Semiconductor Corp.		8,095,158
300,324	@	NetApp, Inc.		14,953,132
469,220	@	QLogic Corp.		8,277,041
				161,611,165
		Materials: 4.6%
145,490		Ashland, Inc.		7,095,547
265,210		Ecolab, Inc.		13,456,755
192,380		Sigma-Aldrich Corp.		11,615,904
				32,168,206
		Telecommunication Services: 1.7%
292,490	@	SBA Communications Corp.		11,787,347
				11,787,347
		Total Common Stock
		(Cost $562,129,698)		673,897,342
REAL ESTATE INVESTMENT TRUSTS: 1.2%
		Financials: 1.2%
136,870	L	Digital Realty Trust, Inc.		8,444,879
		Total Real Estate Investment Trusts
		(Cost $7,951,413)		8,444,879
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
41,810		iShares Russell Midcap Growth Index Fund		2,082,974
		Total Exchange-Traded Funds
		(Cost $2,014,568)		2,082,974
		Total Long-Term Investments
		(Cost $572,095,679)		684,425,195
SHORT-TERM INVESTMENTS: 5.3%
		Affiliated Mutual Fund: 2.0%
14,374,000		ING Institutional Prime Money Market Fund - Class I		14,374,000
		Total Mutual Fund
		(Cost $14,374,000)		14,374,000
		Securities Lending Collateral(cc): 3.3%
21,818,095		BNY Mellon Overnight Government Fund (1)		21,818,095
1,315,745	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		1,052,596
		Total Securities Lending Collateral
		(Cost $23,133,840)		22,870,691
		Total Short-Term Investments
		(Cost $37,507,840)		37,244,691
		Total Investments in Securities
		(Cost $609,603,519)*	103.6%	$721,669,886
		Other Assets and Liabilities - Net	(3.6)	(25,165,267)
		Net Assets	100.0%	$696,504,619

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.
	*	Cost for federal income tax purposes is $612,865,607.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$118,256,996
		Gross Unrealized Depreciation		(9,452,717)
		Net Unrealized Appreciation		$108,804,279

PORTFOLIO OF INVESTMENTS
ING MidCap Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$673,897,342	$—	$—	$673,897,342
Real Estate Investment Trusts	8,444,879	—	—	8,444,879
Exchange-Traded Funds	2,082,974	—	—	2,082,974
Short-Term Investments	36,192,095	—	1,052,596	37,244,691
Total Investments, at value	$720,617,290	$—	$1,052,596	$721,669,886

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596
Total Investments, at value	$1,052,596	$—	$—	$—	$—	$—	$—	$—	$1,052,596

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2010 (Unaudited)

Shares			Value
COMMON STOCK: 95.2%
		Consumer Discretionary: 18.3%
42,684		Arbitron, Inc.	$1,193,871
28,200	@	Bally Technologies, Inc.	985,590
56,300	@	California Pizza Kitchen, Inc.	960,478
57,900		Cinemark Holdings, Inc.	932,190
82,509		Cooper Tire & Rubber Co.	1,619,652
12,215	@	Fossil, Inc.	657,045
39,600	@	Gildan Activewear, Inc.	1,112,364
42,400	@	Gymboree Corp.	1,761,296
50,600	@	Hibbett Sporting Goods, Inc.	1,262,470
61,000	@, L	Imax Corp.	1,028,460
27,852	@	J Crew Group, Inc.	936,384
48,800	@	Jack in the Box, Inc.	1,046,272
35,815	@	Jo-Ann Stores, Inc.	1,595,558
33,012	@, L	Life Time Fitness, Inc.	1,302,984
53,200	@	LKQ Corp.	1,106,560
53,007	@, L	Lumber Liquidators	1,302,382
25,500		Monro Muffler, Inc.	1,175,805
124,076	@	OfficeMax, Inc.	1,624,155
35,700	L	PF Chang’s China Bistro, Inc.	1,649,340
16,200		Polaris Industries, Inc.	1,054,620
46,894		Pool Corp.	941,163
154,700	@, L	Smith & Wesson Holding Corp.	550,732
26,288	@	Steiner Leisure Ltd.	1,001,573
37,133	@	Wet Seal, Inc.	125,881
39,700		Wyndham Worldwide Corp.	1,090,559
			28,017,384
		Consumer Staples: 2.1%
20,500	L	Casey’s General Stores, Inc.	855,875
36,900	L	Diamond Foods, Inc.	1,512,531
36,000		Flowers Foods, Inc.	894,240
			3,262,646
		Energy: 5.3%
31,100	@	Bill Barrett Corp.	1,119,600
59,600	@	Carrizo Oil & Gas, Inc.	1,426,824
30,515	@	Dril-Quip, Inc.	1,895,287
40,900		Holly Corp.	1,175,875
99,415	@, L	McMoRan Exploration Co.	1,710,932
16,000	@	Oceaneering International, Inc.	861,760
			8,190,278
		Financials: 5.0%
49,500	@	Ezcorp, Inc.	991,980
12,430		Greenhill & Co., Inc.	985,948
49,000	@	Signature Bank	1,903,160
37,105	@	Stifel Financial Corp.	1,717,590
40,259		Waddell & Reed Financial, Inc.	1,101,486
29,599		Wintrust Financial Corp.	959,304
			7,659,468
		Health Care: 18.5%
15,900	@	Acorda Therapeutics, Inc.	525,018
21,642	@	AMERIGROUP Corp.	919,136
22,200	@, L	Auxilium Pharmaceuticals, Inc.	550,116
22,900	@	BioMarin Pharmaceuticals, Inc.	511,815
8,085	@	Bio-Rad Laboratories, Inc.	731,773
17,557	@, L	Centene Corp.	414,170
33,100		Chemed Corp.	1,885,707
69,944	@	Cypress Bioscience, Inc.	269,284
21,588	@, L	Haemonetics Corp.	1,263,546
30,300	@, L	Hanger Orthopedic Group, Inc.	440,562
102,931	@	Healthsouth Corp.	1,976,275
15,085	@	Human Genome Sciences, Inc.	449,382
82,100	@, L	Inspire Pharmaceuticals, Inc.	488,495
20,900	@	InterMune, Inc.	284,658
28,170	@, L	IPC The Hospitalist Co., Inc.	769,604
35,100	@, L	Luminex Corp.	561,600
66,900	@	MedAssets, Inc.	1,407,576
28,700	@, L	Medicines Co.	407,540
21,000	@	Mednax, Inc.	1,119,300
56,891	L	Meridian Bioscience, Inc.	1,244,775
50,700	@, L	Merit Medical Systems, Inc.	805,623
24,400	@, L	Momenta Pharmaceuticals, Inc.	367,220
57,020	@, L	Nektar Therapeutics	842,185
22,518	@	Neogen Corp.	762,234
20,600	@, L	OncoGenex Pharmaceutical, Inc.	305,704
38,500	@, L	Onyx Pharmaceuticals, Inc.	1,015,630
39,950		Owens & Minor, Inc.	1,136,977
9,023	@	Regeneron Pharmaceuticals, Inc.	247,230
19,400	@	Salix Pharmaceuticals Ltd.	770,568
27,700	@	Savient Pharmaceuticals, Inc.	633,499
12,100	@	Seattle Genetics, Inc.	187,913
45,270	@	Sirona Dental Systems, Inc.	1,631,531
11,466	@	SonoSite, Inc.	384,226
38,600		Steris Corp.	1,282,292
26,100		Universal Health Services, Inc.	1,014,246
36,273	@, L	Vanda Pharmaceuticals, Inc.	242,304
126,322	@	Vical, Inc.	281,698
45,500	@, L	Vivus, Inc.	304,395
			28,435,807
		Industrials: 17.0%
78,000		Actuant Corp.	1,790,880
44,396		Acuity Brands, Inc.	1,964,079
6,682	@	Advisory Board Co.	295,010
28,800	@, L	Allegiant Travel Co.	1,218,816
15,296	@, L	Clean Harbors, Inc.	1,036,304
33,575	@, L	EnPro Industries, Inc.	1,050,226
45,414	@	Genesee & Wyoming, Inc.	1,970,513
51,400	@	Geo Group, Inc.	1,200,190
29,296		Gorman-Rupp Co.	807,398
33,000		Healthcare Services Group	752,070
73,800	@	Hexcel Corp.	1,312,902

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares			Value
		Industrials (continued)
56,000	L	Knight Transportation, Inc.	$1,082,480
29,300	@	Moog, Inc.	1,040,443
19,200		Nordson Corp.	1,414,848
42,300		Simpson Manufacturing Co., Inc.	1,090,494
54,800	@, L	SYKES Enterprises, Inc.	744,184
29,600	@, L	Teledyne Technologies, Inc.	1,178,672
12,400		Triumph Group, Inc.	924,916
46,341	@	TrueBlue, Inc.	632,555
27,309	@	Waste Connections, Inc.	1,083,075
31,900		Watsco, Inc.	1,776,192
54,090		Woodward Governor Co.	1,753,598
			26,119,845
		Information Technology: 23.9%
13,000	@	Acme Packet, Inc.	493,220
32,738	@	Ansys, Inc.	1,383,181
93,500	@	Aspen Technology, Inc.	969,595
68,540	L	Blackbaud, Inc.	1,647,702
47,300	@, L	Blackboard, Inc.	1,704,692
39,404	@, L	Blue Coat Systems, Inc.	948,060
38,300	L	Cognex Corp.	1,027,206
39,200	@	CommScope, Inc.	930,608
38,600	@	Commvault Systems, Inc.	1,004,758
8,800	@	DealerTrack Holdings, Inc.	150,304
54,200		EPIQ Systems, Inc.	664,492
17,993	@, L	Flir Systems, Inc.	462,420
70,662	@, L	Formfactor, Inc.	607,693
17,600	@	Fortinet, Inc.	440,000
18,300	@	Informatica Corp.	702,903
175,600	@	Integrated Device Technology, Inc.	1,027,260
82,211	@	Mentor Graphics Corp.	868,970
43,321	@, L	Meru Networks, Inc.	746,854
23,800	@	Micros Systems, Inc.	1,007,454
55,400	@	MKS Instruments, Inc.	996,092
52,600	@	Monolithic Power Systems, Inc.	858,958
33,300	@	Multi-Fineline Electronix, Inc.	732,267
35,009		National Instruments Corp.	1,143,394
7,800	@	Netezza Corp.	210,210
17,800	@	Netscout Systems, Inc.	365,078
84,200	@	ON Semiconductor Corp.	607,082
103,000	@	Parametric Technology Corp.	2,012,620
41,500		Pegasystems, Inc.	1,288,575
39,942	@, L	Plexus Corp.	1,172,298
45,700	@	Polycom, Inc.	1,246,696
24,000	@, L	Scansource, Inc.	665,760
79,700	@, L	Semtech Corp.	1,609,143
42,188	@	Sourcefire, Inc.	1,216,702
24,800	@	SRA International, Inc.	489,056
10,687	@	Synaptics, Inc.	300,732
49,768	@, L	Taleo Corp.	1,442,774
90,400	@	Tekelec	1,171,584
79,200	@	THQ, Inc.	318,384
112,124	@	Verigy Ltd.	911,568
63,500	@, L	Websense, Inc.	1,126,490
			36,672,835
		Materials: 3.7%
24,700		Albemarle Corp.	1,156,207
59,600		Commercial Metals Co.	863,604
20,900	L	Minerals Technologies, Inc.	1,231,428
55,800		Silgan Holdings, Inc.	1,768,860
39,400		Worthington Industries	592,182
			5,612,281
		Telecommunication Services: 1.0%
43,628		Alaska Communications Systems Group, Inc.	442,824
27,000	@	SBA Communications Corp.	1,088,100
			1,530,924
		Utilities: 0.4%
15,998		Unisource Energy Corp.	534,813
			534,813
		Total Common Stock
		(Cost $129,848,951)	146,036,281

REAL ESTATE INVESTMENT TRUSTS: 2.1%
		Financials: 2.1%
16,600	L	Digital Realty Trust, Inc.	1,024,220
151,700		Hersha Hospitality Trust	785,806
5,200		Mid-America Apartment Communities, Inc.	303,056
24,500		Tanger Factory Outlet Centers, Inc.	1,154,930
		Total Real Estate Investment Trusts
		(Cost $2,696,545)	3,268,012
EXCHANGE-TRADED FUNDS: 0.7%
		Exchange-Traded Funds: 0.7%
14,507	L	iShares Russell 2000 Growth Index Fund	1,084,253
		Total Exchange-Traded Funds
		(Cost $1,002,027)	1,084,253
		Total Long-Term Investments
		(Cost $133,547,523)	150,388,546

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 11.7%
		Affiliated Mutual Fund: 1.7%
2,571,000		ING Institutional Prime Money Market Fund - Class I		$2,571,000
		Total Mutual Fund
		(Cost $2,571,000)		2,571,000
		Securities Lending Collateral(cc): 10.0%
15,006,753		BNY Mellon Overnight Government Fund (1)		15,006,753
467,298	I	BNY Institutional Cash Reserves Fund, Series B (1)(2)		373,839
		Total Securities Lending Collateral
		(Cost $15,474,051)		15,380,592
		Total Short-Term Investments
		(Cost $18,045,051)		17,951,592

		Total Investments in Securities
		(Cost $151,592,574)*	109.7%	$168,340,138
		Other Assets and Liabilities - Net	(9.7)	(14,864,065)
		Net Assets	100.0%	$153,476,073

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at September 30, 2010.

	*	Cost for federal income tax purposes is $154,951,068.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$21,904,549
		Gross Unrealized Depreciation		(8,515,479)
		Net Unrealized Appreciation		$13,389,070

PORTFOLIO OF INVESTMENTS
ING SmallCap Opportunities Portfolio	as of September 30, 2010 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Portfolio’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	9/30/2010
Asset Table
Investments, at value
Common Stock*	$146,036,281	$—	$—	$146,036,281
Real Estate Investment Trusts	3,268,012	—	—	3,268,012
Exchange-Traded Funds	1,084,253	—	—	1,084,253
Short-Term Investments	17,577,753	—	373,839	17,951,592
Total Investments, at value	$167,966,299	$—	$373,839	$168,340,138

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended September 30, 2010:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	12/31/2009	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	9/30/2010
Asset Table
Investments, at value
Short-Term Investments	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839
Total Investments, at value	$373,839	$—	$—	$—	$—	$—	$—	$—	$373,839

As of September 30, 2010, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period.

* For further breakdown of Common Stock by Industry type, please refer to the Portfolio of Investments.

Item 2. Controls and Procedures

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Products Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 26, 2010

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 26, 2010